UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  July 22, 2009
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:45 Data Records

Form 13F Information Table Value Total:$161,423
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$5,450
175,310
SH

SOLE
NONE
175,310
0
0
Aflac Inc
Common
009735852
$1,609
51,755
SH

DEFINED

0
51,755
0
Allstate Corp
Common
009724478
$195
7,980
SH

DEFINED

0
7,980
0
American Express
Common
009988572
$4,391
188,935
SH

SOLE
NONE
188,935
0
0
American Express
Common
009988572
$1,318
56,700
SH

DEFINED

0
56,700
0
Anixter International Inc.
Common
001144693
$2,047
54,460
SH

SOLE
NONE
54,460
0
0
Anixter International Inc.
Common
001144693
$893
23,745
SH

DEFINED

0
23,745
0
Boston Scientific Corporation
Common
009775641
$4,977
490,865
SH

SOLE
NONE
490,865
0
0
Boston Scientific Corporation
Common
009775641
$1,660
163,745
SH

DEFINED

0
163,745
0
Bunge Limited
Common
013317810
$8,308
137,895
SH

SOLE
NONE
137,895
0
0
Bunge Limited
Common
013317810
$2,425
40,255
SH

DEFINED

0
40,255
0
Clarcor Inc
Common
019217981
$5,868
201,035
SH

SOLE
NONE
201,035
0
0
Clarcor Inc
Common
019217981
$1,821
62,375
SH

DEFINED

0
62,375
0
Covidien Ltd.
Common
030852800
$202
5,390
SH

DEFINED

0
5,390
0
Danaher Corp
Common
009962131
$7,725
125,125
SH

SOLE
NONE
125,125
0
0
Danaher Corp
Common
009962131
$2,120
34,335
SH

DEFINED

0
34,335
0
Dover Corp
Common
009974121
$4,837
146,185
SH

SOLE
NONE
146,185
0
0
Dover Corp
Common
009974121
$1,616
48,850
SH

DEFINED

0
48,850
0
Fiserv Inc
Common
010808065
$6,816
149,145
SH

SOLE
NONE
149,145
0
0
Fiserv Inc
Common
010808065
$2,092
45,770
SH

DEFINED

0
45,770
0
Honeywell International Inc
Common
010534801
$5,521
175,830
SH

SOLE
NONE
175,830
0
0
Honeywell International Inc
Common
010534801
$1,680
53,510
SH

DEFINED

0
53,510
0
Insituform Technologies A
Common
010065810
$5,634
332,000
SH

SOLE
NONE
332,000
0
0
Insituform Technologies A
Common
010065810
$1,702
100,290
SH

DEFINED

0
100,290
0
JP Morgan Chase & Co.
Common
012271654
$5,258
154,160
SH

SOLE
NONE
154,160
0
0
JP Morgan Chase & Co.
Common
012271654
$1,616
47,390
SH

DEFINED

0
47,390
0
J.M. Smucker Co
Common
014882707
$12
250
SH

DEFINED

0
250
0
Johnson & Johnson
Common
009722513
$7,775
136,875
SH

SOLE
NONE
136,875
0
0
Johnson & Johnson
Common
009722513
$2,443
43,005
SH

DEFINED

0
43,005
0
MEMC Electronic Materials
Common
009708073
$5,024
282,075
SH

SOLE
NONE
282,075
0
0
MEMC Electronic Materials
Common
009708073
$1,548
86,895
SH

DEFINED

0
86,185
0
PerkinElmer Inc
Common
010702658
$5,160
296,565
SH

SOLE
NONE
296,565
0
0
PerkinElmer Inc
Common
010702658
$1,591
91,455
SH

DEFINED

0
91,455
0
Praxair Inc.
Common
009967419
$6,305
88,720
SH

SOLE
NONE
88,720
0
0
Praxair Inc.
Common
009967419
$2,012
28,307
SH

DEFINED

0
28,307
0
Resmed
Common
011540066
$7,014
172,215
SH

SOLE
NONE
172,215
0
0
Resmed
Common
011540066
$2,083
51,130
SH

DEFINED

0
51,130
0
Thermo Fisher Scientific
Common
009729917
$8,363
205,120
SH

SOLE
NONE
205,120
0
0
Thermo Fisher Scientific
Common
009729917
$2,122
52,040
SH

DEFINED

0
52,040
0
TJX Companies
Common
009961968
$8,796
279,595
SH

SOLE
NONE
279,595
0
0
TJX Companies
Common
009961968
$2,720
86,460
SH

DEFINED

0
86,460
0
Wabtec Corp
Common
011540104
$5,187
161,250
SH

SOLE
NONE
161,250
0
0
Wabtec Corp
Common
011540104
$1,576
48,980
SH

DEFINED

0
48,980
0
Yum! Brands Inc.
Common
014856862
$2,971
89,100
SH

SOLE
NONE
89,100
0
0
Yum! Brands Inc.
Common
014856862
$940
28,180
SH

DEFINED

0
28,180
0
S REPORT SUMMARY
45 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED